Commitments, Contingent Liabilities and Other	12 Months Ended
Mar. 31, 2012
Commitments, Contingent Liabilities and Other
27.	Commitments, contingent liabilities and other

(1)	Commitments:

A.	Loan commitments

Subsidiaries in the Financial Services segment have entered into loan agreements with their customers in accordance with the condition of the contracts. As of March 31, 2012, the total unused portion of the lines of credit extended under these contracts was 20,051 million yen. The aggregate amounts of future year-by-year payments for these loan commitments cannot be determined.

B.	Purchase commitments and other

Purchase commitments and other outstanding at March 31, 2012 amounted to 276,016 million yen. The major components of these commitments are as follows:

In the ordinary course of business, Sony makes commitments for the purchase of property, plant and equipment. As of March 31, 2012, such commitments outstanding were 35,725 million yen.

Certain subsidiaries in the Pictures segment have entered into agreements with creative talent for the development and production of motion pictures and television programming as well as agreements with third parties to acquire completed motion pictures, or certain rights therein, and to acquire the rights to broadcast certain live action sporting events. These agreements cover various periods mainly within 5 years. As of March 31, 2012, these subsidiaries were committed to make payments under such contracts of 117,187 million yen.

Certain subsidiaries in the Music segment have entered into long-term contracts with recording artists and companies for the production and/or distribution of prerecorded music and videos. These contracts cover various periods mainly within 5 years. As of March 31, 2012, these subsidiaries were committed to make payments of 41,853 million yen under such long-term contracts.

The schedule of the aggregate amounts of year-by-year payment of purchase commitments during the next five years and thereafter is as follows:

Fiscal year ending March 31	Yen in millions
2013	141,236
2014	55,209
2015	35,330
2016	23,281
2017	13,310
Later years	7,650

Total	276,016

In addition to the above, Sony has other commitments as follows:

On November 11, 2011, an investor group including Sony (collectively the “Group”) executed a definitive agreement with Citigroup, Inc. (“Citi”) whereby the Group will acquire EMI Music Publishing from Citi for total consideration of 2.2 billion U.S. dollars. The transaction is subject to certain closing conditions, including regulatory approvals. Upon the receipt of all necessary regulatory approvals and the resolution of all other closing conditions, Sony expects to invest approximately 325 million U.S. dollars and own approximately 38% of the newly formed entity that will ultimately acquire EMI Music Publishing from Citi, with an ability to increase the investment and ownership up to 40%.

During the fiscal year ended March 31, 2012, there was a receipt of an advance payment from a commercial customer. As a result, as of March 31, 2012, Sony recorded 15,173 million yen in other current liabilities and 35,404 million yen in other long-term liabilities based on anticipated delivery dates. The advance payment is subject to reimbursement under certain contingent conditions of the contract, including a downgrade of Sony’s credit rating by either S&P (lower than “BBB”) or Moody’s (lower than “Baa2”). The advance payment amounts will be reduced at the time of future product sales to the commercial customer.

(2)	Contingent liabilities:

Sony had contingent liabilities, including guarantees given in the ordinary course of business, which amounted to 78,743 million yen at March 31, 2012. The major components of these contingent liabilities are as follows:

As discussed in Note 23, Sony has agreed to repay the outstanding principal plus accrued interest up to a maximum of 303 million U.S. dollars to the creditor of the third-party investor of Sony’s U.S. based music publishing subsidiary should the third-party investor default on its obligation. The obligation of the third-party investor is collateralized by its 50% interest in Sony’s music publishing subsidiary. Should Sony have to make a payment under the terms of the guarantee, Sony would assume the creditor’s rights to the underlying collateral. At March 31, 2012, the fair value of the collateral exceeded 303 million U.S. dollars.

In May 2011, Sony Corporation’s U.S. subsidiary, Sony Electronics Inc., received a subpoena from the U.S. Department of Justice (“DOJ”) Antitrust Division seeking information about its secondary batteries business. Sony understands that the DOJ and one agency outside the United States are investigating competition in the secondary batteries market. Based on the current stage of the proceedings, it is not possible to estimate the amount of loss or range of possible loss, if any, that might result from adverse judgments, settlements or other resolution of this matter.

Beginning earlier in 2011, the network services of PlayStation®Network, Qriocity™, Sony Online Entertainment LLC and websites of other subsidiaries came under cyber-attack. As of May 31, 2012, Sony has not received any confirmed reports of customer identity theft issues or misuse of credit cards from the cyber-attacks. However, in connection with certain of these matters, Sony has received inquiries from authorities in a number of jurisdictions, including orders for reports issued by the Ministry of Economy, Trade and Industry of Japan as well as the Financial Services Agency of Japan, formal and/or informal requests for information from Attorneys General from a number of states in the United States and the U.S. Federal Trade Commission, various U.S. congressional inquiries and others. Additionally, Sony Corporation and/or certain of its subsidiaries have been named in a number of purported class actions in certain jurisdictions, including the United States. Based on the stage of these inquiries and proceedings, it is not possible to estimate the amount of loss or range of possible loss, if any, that might result from adverse judgments, settlements or other resolution of these matters.

In October 2009, Sony Corporation’s U.S. subsidiary, Sony Optiarc America Inc., received a subpoena from the DOJ seeking information about its optical disk drive business. Sony understands that the DOJ and agencies outside the United States are investigating competition in optical disk drives. Subsequently, a number of purported class action lawsuits were filed in certain jurisdictions, including the United States, in which the plaintiffs allege that Sony Corporation and certain of its subsidiaries violated antitrust laws and seek recovery of damages and other remedies. Based on the current stage of these proceedings, it is not possible to estimate the amount of loss or range of possible loss, if any, that might result from adverse judgments, settlements or other resolution of all of these matters.

In addition, Sony Corporation and certain of its subsidiaries are defendants or otherwise involved in other pending legal and regulatory proceedings. However, based upon the information currently available, Sony currently believes that the outcome of such legal and regulatory proceedings would not have a material effect on Sony’s consolidated financial statements.

(3)	Redeemable noncontrolling interest:

As discussed in Note 24, in connection with the GSN transaction, Sony granted a put right to the Current Investor for an additional 18% interest in GSN. The put right is exercisable during three windows starting on April 1 of 2012, 2013 and 2014 and lasting for 60 business days (each such period, a “Trigger Window”). In the event that GSN’s audited financial statements for the most recently completed calendar year are not available on April 1, the Trigger Window will commence on the day when the GSN audited financial statements are delivered to the Current Investor. As of May 31, 2012, GSN’s audited financial statements for the year ended December 31, 2011 have not been delivered to the Current Investor. The exercise price of the put is calculated using a formula based on an agreed upon multiple of the earnings of GSN with a minimum price of 234 million U.S. dollars and a maximum price of 288 million U.S. dollars. The portion of the noncontrolling interest that can be put to Sony is accounted for as redeemable securities because redemption is outside of Sony’s control and is reported in the mezzanine equity section in the consolidated balance sheets at March 31, 2012.

(4)	Product warranty liabilities:

The changes in product warranty liability for the fiscal years ended March 31, 2010, 2011 and 2012 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Balance at beginning of the fiscal year	57,922	50,856	54,940
Additional liabilities for warranties	46,686	48,610	60,073
Settlements (in cash or in kind)	(45,218)	(36,537)	(39,954)
Changes in estimate for pre-existing warranty reserve	(7,649)	(4,802)	(4,397)
Translation adjustment	(885)	(3,187)	(2,802)

Balance at end of the fiscal year	50,856	54,940	67,860